Discontinued Operations - Disclosure of Analysis of Financial Performance of Discontinued Operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue and other income
Revenue from collaboration and licensing agreements	€ 12,622	€ 51,901	€ 49,580
Total revenue and other income	20,121	61,641	57,674
Operating expenses
Research and development expenses	(51,980)	(56,022)	(51,663)
General and administrative expenses	(19,716)	(18,288)	(22,436)
Impairment of intangible assets	0	0	(41,000)
Total operating expenses	(71,696)	(74,310)	(115,099)
Operating income (loss)	(51,575)	(12,669)	(57,425)
Financial income	6,079	6,934	4,775
Financial expenses	(3,975)	(1,835)	(5,321)
Net financial income (loss)	2,104	5,099	(546)
Net income (loss) before tax	(49,471)	(7,570)	(57,972)
Income tax expense	0	0	0
Net income (loss) from discontinued operations	0	0	(131)
Discontinued operations
Revenue and other income
Revenue from collaboration and licensing agreements	0	0	194
Sales	0	0	22
Total revenue and other income	0	0	216
Operating expenses
Research and development expenses	0	0	0
General and administrative expenses	0	0	(346)
Impairment of intangible assets	0	0	0
Total operating expenses	0	0	(346)
Net income (loss) from distribution agreements	0	0	0
Operating income (loss)	0	0	(131)
Financial income	0	0	0
Financial expenses	0	0	0
Net financial income (loss)	0	0	0
Net income (loss) before tax	€ 0	€ 0	€ (131)